Average Annual Total Returns - Class ADV I S S2 Shares - Voya US Stock Index Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P 500® Index 1 Yr		Class ADV S&P 500® Index 5 Yrs		Class ADV S&P 500® Index 10 Yrs		Class ADV S&P 500® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P 500® Index 1 Yr		Class I S&P 500® Index 5 Yrs		Class I S&P 500® Index 10 Yrs		Class I S&P 500® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P 500® Index 1 Yr		Class S S&P 500® Index 5 Yrs		Class S S&P 500® Index 10 Yrs		Class S S&P 500® Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 S&P 500® Index 1 Yr		Class S2 S&P 500® Index 5 Yrs		Class S2 S&P 500® Index 10 Yrs		Class S2 S&P 500® Index Since Inception
Total	17.48%	14.31%	12.99%		May 28, 2009	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	18.11%	14.91%	13.58%		May 03, 2004	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	17.87%	14.64%	13.32%		Apr. 30, 2007	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	17.62%	14.44%	13.13%		Aug. 01, 2007	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.